Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of change in asset retirement obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other assets-Other / Other liabilities [Abstract]
Balance at beginning of year	¥ 15,512	¥ 14,196
Provision for the year	161	1,354
Settled during the year	(413)	(38)
Revisions in estimated cash flows	933
Balance at end of year	¥ 16,193	¥ 15,512